Operating Leases (Details) - Schedule of Operating Lease Liabilities - Related Party [Member] - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Operating Leases (Details) - Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities, net	$ 261,108	$ 306,050
Office and Warehouse [Member]
Operating Leases (Details) - Schedule of Operating Lease Liabilities [Line Items]
Total operating lease liabilities, net	$ 261,108	$ 306,050